Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ (48)	£ (34)	£ (32)
Interest on lease liabilities	(22)	(23)	(25)
Interest on deferred and contingent consideration	(2)	(4)	(5)
Interest on provisions for uncertain tax positions	(7)	0	(7)
Fair value movement on derivatives	(19)	(20)	(2)
Net foreign exchange losses	(3)	0	0
Finance costs	(112)	(81)	(71)
Interest receivable on financial assets at amortised cost	25	16	18
Interest on lease receivables	4	4	5
Net finance income in respect of retirement benefits	21	26	9
Fair value remeasurement of disposal proceeds	(11)	0	0
Fair value movements on investments held at fair value	0	13	28
Net foreign exchange gains	0	3	1
Interest on provisions for uncertain tax positions	5	4	35
Fair value movement on derivatives	26	10	27
Finance income	81	76	123
Net finance (costs)/income	£ (31)	£ (5)	£ 52